AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1996

                                                       REGISTRATION NO. 33-01062
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 8

                                       TO

                                    FORM S-6
                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT

                    OF 1933 OF SECURITIES OF UNIT INVESTMENT

                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--

                        MUNICIPAL INVESTMENT TRUST FUND

                          MONTHLY PAYMENT SERIES--373

B. NAMES OF DEPOSITORS:
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

                               SMITH BARNEY INC.

                       PRUDENTIAL SECURITIES INCORPORATED

                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
     PRINCETON, N.J.
       08543-9051                                     SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES
      INCORPORATED
    ONE SEAPORT PLAZA
    199 WATER STREET
  NEW YORK, N.Y. 10292                            DEAN WITTER REYNOLDS INC.
                                                       TWO WORLD TRADE
                                                     CENTER--59TH FLOOR
                                                    NEW YORK, N.Y. 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.
      P.O. BOX 9051
     PRINCETON, N.J.
       08543-9051                                    LEE B. SPENCER, JR.
                                                      ONE SEAPORT PLAZA
                                                      199 WATER STREET
                                                    NEW YORK, N.Y. 10292

   DOUGLAS LOWE, ESQ.
130 LIBERTY STREET--29TH
          FLOOR
  NEW YORK, N.Y. 10006
                                                         COPIES TO:
                                                   PIERRE DE SAINT PHALLE,
                                                            ESQ.
                                                    450 LEXINGTON AVENUE
                                                    NEW YORK, N.Y. 10017


THE ISSUER HEREBY REVOKES ITS REGISTRATION OF AN INDEFINITE NUMBER OF UNITS UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2. CHECK BOX IF IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485. / x /
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                       CONTENTS OF REGISTRATION STATEMENT
    THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT ON FORM S-6 COMPRISES THE FOLLOWING PAPERS AND DOCUMENTS: THE FACING SHEET OF FORM S-6. THE CROSS-REFERENCE SHEET (INCORPORATED BY REFERENCE TO THE CROSS-REFERENCE SHEET TO
  POST-EFFECTIVE AMENDMENT NO. 4 TO THE REGISTRATION STATEMENT ON FORM S-6 OF MUNICIPAL INVESTMENT TRUST FUND, ONE HUNDRED SIXTY-SIXTH MONTHLY PAYMENT SERIES,
                  1933 ACT FILE NO. 2-70983). THE SIGNATURES.

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                          MONTHLY PAYMENT SERIES--373

                                   SIGNATURES
  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT,
     DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, MONTHLY PAYMENT SERIES--373, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS
OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT
  OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO
DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 26TH DAY OF
       FEBRUARY, 1996. SIGNATURES APPEAR ON PAGES R-3, R-4, R-5 AND R-6.
A MAJORITY OF THE MEMBERS OF THE BOARD OF DIRECTORS OF MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED HAS SIGNED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT PURSUANT TO POWERS OF ATTORNEY AUTHORIZING THE PERSON SIGNING THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO DO SO ON BEHALF OF SUCH MEMBERS. A MAJORITY OF THE MEMBERS OF THE BOARD OF DIRECTORS OF SMITH BARNEY INC. HAS SIGNED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT PURSUANT TO POWERS OF ATTORNEY AUTHORIZING THE PERSON SIGNING THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO DO SO ON BEHALF OF SUCH MEMBERS.
A MAJORITY OF THE MEMBERS OF THE BOARD OF DIRECTORS OF PRUDENTIAL SECURITIES INCORPORATED HAS SIGNED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT PURSUANT TO POWERS OF ATTORNEY AUTHORIZING THE PERSON SIGNING THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO DO SO ON BEHALF OF SUCH MEMBERS. A MAJORITY OF THE MEMBERS OF THE BOARD OF DIRECTORS OF DEAN WITTER REYNOLDS INC. HAS SIGNED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT PURSUANT TO POWERS OF ATTORNEY AUTHORIZING THE PERSON SIGNING THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO DO SO ON BEHALF OF SUCH MEMBERS.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED DEPOSITOR


BY THE FOLLOWING PERSONS, WHO CONSTITUTE A MAJORITY OF      POWERS OF ATTORNEY
 THE BOARD OF DIRECTORS OF MERRILL LYNCH, PIERCE,            HAVE BEEN FILED
 FENNER & SMITH INCORPORATED:                                UNDER
                                                             FORM SE AND THE
                                                             FOLLOWING 1933 ACT
                                                             FILE
                                                             NUMBER: 33-43466
                                                             AND 33-51607


     HERBERT M. ALLISON, JR.
     BARRY S. FREIDBERG
     EDWARD L. GOLDBERG
     STEPHEN L. HAMMERMAN
     JEROME P. KENNEY
     DAVID H. KOMANSKY
     DANIEL T. NAPOLI
     THOMAS H. PATRICK
     JOHN L. STEFFENS
     DANIEL P. TULLY
     ROGER M. VASEY
     ARTHUR H. ZEIKEL
     BY
       ERNEST V. FABIO
       (AS AUTHORIZED SIGNATORY FOR MERRILL LYNCH, PIERCE,
       FENNER & SMITH INCORPORATED AND
       ATTORNEY-IN-FACT FOR THE PERSONS LISTED ABOVE)

     PRUDENTIAL SECURITIES INCORPORATED DEPOSITOR


     BY THE FOLLOWING PERSONS, WHO CONSTITUTE A MAJORITY OF POWERS OF ATTORNEY
       THE BOARD OF DIRECTORS OF PRUDENTIAL SECURITIES        HAVE BEEN FILED
       INCORPORATED:                                          UNDER FORM SE AND
                                                              THE FOLLOWING 1933
                                                              ACT FILE NUMBER:
                                                              33-41631


     ALAN D. HOGAN
     GEORGE A. MURRAY
     LELAND B. PATON
     HARDWICK SIMMONS
     BY
       WILLIAM W. HUESTIS
       (AS AUTHORIZED SIGNATORY FOR PRUDENTIAL SECURITIES
       INCORPORATED AND ATTORNEY-IN-FACT FOR THE PERSONS
       LISTED ABOVE)

     SMITH BARNEY INC. DEPOSITOR


      BY THE FOLLOWING PERSONS, WHO CONSTITUTE A MAJORITY OFPOWERS OF ATTORNEY
        THE BOARD OF DIRECTORS OF SMITH BARNEY INC.:          HAVE BEEN FILED
                                                              UNDER THE 1933 ACT
                                                              FILE NUMBER:
                                                              33-49753 AND
                                                              33-51607


     STEVEN D. BLACK
     JAMES BOSHART III
     ROBERT A. CASE
     JAMES DIMON
     ROBERT DRUSKIN
     JEFFREY LANE
     ROBERT H. LESSIN

     BY GINA LEMON
       (AS AUTHORIZED SIGNATORY FOR
       SMITH BARNEY INC. AND
       ATTORNEY-IN-FACT FOR THE PERSONS LISTED ABOVE)

     DEAN WITTER REYNOLDS INC. DEPOSITOR


      BY THE FOLLOWING PERSONS, WHO       POWERS OF ATTORNEY HAVE BEEN FILED
        CONSTITUTE A MAJORITY OF            UNDER FORM SE AND THE FOLLOWING 1933
        THE BOARD OF DIRECTORS OF DEAN      ACT FILE NUMBER: 33-17085
        WITTER REYNOLDS INC.:


     NANCY DONOVAN
     CHARLES A. FIUMEFREDDO
     JAMES F. HIGGINS
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     THOMAS C. SCHNEIDER
     WILLIAM B. SMITH
     BY
       MICHAEL D. BROWNE
       (AS AUTHORIZED SIGNATORY FOR
       DEAN WITTER REYNOLDS INC.
       AND ATTORNEY-IN-FACT FOR THE PERSONS LISTED ABOVE)